PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2015	2016

Prepaid land leases	$13,362	$12,641
Less: Accumulated amortization	(1,713)	(1,868)

	$11,649	$10,773

Schedule of Future Amortization Expenses of Prepaid Land Lease [Table Text Block]	The annual amortization of prepaid land leases for each of the five succeeding years is as follows:
Year ending June 30,
2017	$268
2018	268
2019	268
2020	268
2021	268

$1,340